Financial Instruments - Fair value-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 103,212	$ 180,811
Forward contracts-asset position	$ 0	$ 165